WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 84.4%
COMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 3.3%
AT&T Inc., Senior Notes	4.450%	4/1/24	420,000	$432,521
AT&T Inc., Senior Notes	4.250%	3/1/27	440,000	460,732
AT&T Inc., Senior Notes	6.950%	1/15/28	3,460,000	4,056,425
AT&T Inc., Senior Notes	1.650%	2/1/28	460,000	419,948
AT&T Inc., Senior Notes	4.300%	2/15/30	510,000	539,437
AT&T Inc., Senior Notes	4.500%	5/15/35	1,820,000	1,932,153
AT&T Inc., Senior Notes	6.375%	3/1/41	1,063,000	1,380,367
AT&T Inc., Senior Notes	3.100%	2/1/43	2,880,000	2,493,676
AT&T Inc., Senior Notes	4.800%	6/15/44	208,000	221,916
AT&T Inc., Senior Notes	4.500%	3/9/48	690,000	726,887	(a)
AT&T Inc., Senior Notes	3.300%	2/1/52	120,000	103,240
AT&T Inc., Senior Notes	3.500%	9/15/53	3,260,000	2,872,922
AT&T Inc., Senior Notes	3.550%	9/15/55	1,693,000	1,498,963
AT&T Inc., Senior Notes	3.800%	12/1/57	1,680,000	1,539,415
AT&T Inc., Senior Notes	3.650%	9/15/59	133,000	117,094
AT&T Inc., Senior Notes	3.500%	2/1/61	2,460,000	2,099,638
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	255,000	348,524
Corning Inc., Senior Notes	3.900%	11/15/49	150,000	145,275
Deutsche Telekom International Finance BV, Senior Notes	8.750%	6/15/30	310,000	416,229
NTT Finance Corp., Senior Notes	2.065%	4/3/31	580,000	525,373	(a)
Telefonica Emisiones SA, Senior Notes	4.665%	3/6/38	230,000	235,889
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	500,000	537,874
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	905,000	956,104
Verizon Communications Inc., Senior Notes	1.500%	9/18/30	2,110,000	1,835,018
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	3,280,000	3,051,857
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	4,000,000	4,225,916
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	290,000	247,438
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	5,680,000	5,339,742
Verizon Communications Inc., Senior Notes	2.850%	9/3/41	1,100,000	971,483
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	230,000	321,845
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	190,000	195,921
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	470,000	478,981
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	360,000	301,903
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	260,000	245,366
Verizon Communications Inc., Senior Notes	2.987%	10/30/56	440,000	363,746

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	1

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
Verizon Communications Inc., Senior Notes	3.000%	11/20/60	2,700,000	$2,211,001
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	4,300,000	4,006,219

Total Diversified Telecommunication Services				47,857,038

Entertainment - 1.4%
Magallanes Inc., Senior Notes	4.279%	3/15/32	2,010,000	2,021,432	(a)
Magallanes Inc., Senior Notes	5.050%	3/15/42	7,090,000	7,246,714	(a)
Magallanes Inc., Senior Notes	5.141%	3/15/52	9,950,000	10,203,434	(a)
Walt Disney Co., Senior Notes	6.200%	12/15/34	70,000	88,295
Walt Disney Co., Senior Notes	6.400%	12/15/35	69,000	88,638
Walt Disney Co., Senior Notes	6.650%	11/15/37	160,000	213,744
Walt Disney Co., Senior Notes	5.400%	10/1/43	690,000	837,941

Total Entertainment				20,700,198

Interactive Media & Services - 0.1%
Alphabet Inc., Senior Notes	1.900%	8/15/40	410,000	335,252
Alphabet Inc., Senior Notes	2.250%	8/15/60	720,000	561,728
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	1,120,000	973,875	(a)

Total Interactive Media & Services				1,870,855

Media - 3.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	3,060,000	2,803,266
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	4,879,000	4,827,152
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	40,000	40,496
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.250%	1/15/29	4,550,000	4,100,435
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	1,850,000	1,847,088
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	2,190,000	1,825,628
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	1,280,000	1,061,859

See Notes to Schedule of Investments.

2	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	1,130,000	$1,204,798
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	3,240,000	3,224,105
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.250%	4/1/53	4,300,000	4,340,753
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	450,000	363,197
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	1,190,000	966,468
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	1,150,000	1,160,206
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	529,000	553,723
Comcast Corp., Senior Notes	3.400%	4/1/30	350,000	355,030
Comcast Corp., Senior Notes	4.250%	10/15/30	900,000	961,436
Comcast Corp., Senior Notes	7.050%	3/15/33	880,000	1,150,871
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	106,931
Comcast Corp., Senior Notes	6.500%	11/15/35	205,000	265,772
Comcast Corp., Senior Notes	3.750%	4/1/40	2,310,000	2,334,037
Comcast Corp., Senior Notes	3.969%	11/1/47	200,000	204,043
Comcast Corp., Senior Notes	2.887%	11/1/51	2,447,000	2,073,166	(a)
Comcast Corp., Senior Notes	2.937%	11/1/56	2,113,000	1,753,916	(a)
Comcast Corp., Senior Notes	4.950%	10/15/58	590,000	701,219
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,170,000	1,109,306	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	1,030,000	1,168,898
NBCUniversal Media LLC, Senior Notes	4.450%	1/15/43	62,000	66,911
TCI Communications Inc., Senior Notes	7.125%	2/15/28	180,000	215,753
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	610,000	703,029
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,030,000	1,253,254
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	2,380,000	2,765,875

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	3

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	800,000	$842,689
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	1,438,000	1,880,505

Total Media				48,231,815

Wireless Telecommunication Services - 0.7%
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	310,000	283,369
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	430,000	388,075
T-Mobile USA Inc., Senior Secured Notes	2.400%	3/15/29	800,000	733,244	(a)
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	1,460,000	1,326,237
T-Mobile USA Inc., Senior Secured Notes	2.250%	11/15/31	760,000	666,038
T-Mobile USA Inc., Senior Secured Notes	2.700%	3/15/32	4,920,000	4,481,766	(a)
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	150,000	151,084
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	1,500,000	1,271,948
T-Mobile USA Inc., Senior Secured Notes	3.300%	2/15/51	1,000,000	844,467
Vodafone Group PLC, Senior Notes	6.150%	2/27/37	370,000	444,190

Total Wireless Telecommunication Services				10,590,418

TOTAL COMMUNICATION SERVICES				129,250,324

CONSUMER DISCRETIONARY - 7.2%
Automobiles - 2.2%
Ford Motor Co., Senior Notes	3.250%	2/12/32	2,870,000	2,568,105
Ford Motor Co., Senior Notes	4.750%	1/15/43	420,000	382,223
Ford Motor Credit Co. LLC, Senior Notes	3.350%	11/1/22	3,450,000	3,461,833
Ford Motor Credit Co. LLC, Senior Notes	2.300%	2/10/25	4,340,000	4,124,465
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	2,680,000	2,495,777
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	3,010,000	3,064,331
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	820,000	802,526
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	500,000	471,645
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 1.080%)	1.383%	8/3/22	530,000	528,240	(b)
General Motors Co., Senior Notes	4.875%	10/2/23	1,000,000	1,030,678
General Motors Co., Senior Notes	6.600%	4/1/36	460,000	535,578
General Motors Co., Senior Notes	6.750%	4/1/46	1,520,000	1,836,798
General Motors Co., Senior Notes	5.950%	4/1/49	190,000	211,925
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	920,000	929,634
Nissan Motor Acceptance Co. LLC, Senior Notes	1.050%	3/8/24	430,000	408,137	(a)

See Notes to Schedule of Investments.

4	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - (continued)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	510,000	$467,194	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	550,000	496,730	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	4,840,000	4,831,647	(a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	3,560,000	3,493,337	(a)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	420,000	417,232	(a)

Total Automobiles				32,558,035

Hotels, Restaurants & Leisure - 2.8%
Carnival Corp., Senior Notes	7.200%	10/1/23	1,780,000	1,837,992
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	3,030,000	2,869,669	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	320,000	327,808	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	3,374,000	3,223,620
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	8,010,000	7,472,448
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	1,920,000	1,811,437
Marriott International Inc., Senior Notes	3.600%	4/15/24	760,000	768,321
McDonald’s Corp., Senior Notes	3.500%	7/1/27	210,000	213,803
McDonald’s Corp., Senior Notes	2.125%	3/1/30	280,000	255,071
McDonald’s Corp., Senior Notes	4.450%	3/1/47	660,000	710,933
McDonald’s Corp., Senior Notes	4.450%	9/1/48	2,540,000	2,739,936
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,720,000	1,466,300	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	1,320,000	1,315,050
Sands China Ltd., Senior Notes	3.800%	1/8/26	2,401,000	2,283,951
Sands China Ltd., Senior Notes	3.800%	1/8/26	150,000	142,688	(c)
Sands China Ltd., Senior Notes	2.550%	3/8/27	1,000,000	873,500	(a)
Sands China Ltd., Senior Notes	5.400%	8/8/28	210,000	206,896
Sands China Ltd., Senior Notes	3.100%	3/8/29	2,810,000	2,402,550	(a)
Sands China Ltd., Senior Notes	4.375%	6/18/30	870,000	789,951	(c)
Sands China Ltd., Senior Notes	4.375%	6/18/30	1,580,000	1,434,624
Sands China Ltd., Senior Notes	3.250%	8/8/31	820,000	672,400	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	2,000,000	1,822,130	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	600,000	520,167	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	2,630,000	2,289,757	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	420,000	356,771	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,460,000	1,517,590	(a)

Total Hotels, Restaurants & Leisure				40,325,363

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	5

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Durables - 0.3%
DR Horton Inc., Senior Notes	2.500%	10/15/24	870,000	$858,603
Lennar Corp., Senior Notes	5.000%	6/15/27	280,000	293,745
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	1,290,000	1,128,219
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	570,000	586,515
Newell Brands Inc., Senior Notes	4.100%	4/1/23	1,805,000	1,824,742

Total Household Durables				4,691,824

Internet & Direct Marketing Retail - 1.0%
Alibaba Group Holding Ltd., Senior Notes	2.125%	2/9/31	840,000	731,508
Alibaba Group Holding Ltd., Senior Notes	2.700%	2/9/41	500,000	381,758
Alibaba Group Holding Ltd., Senior Notes	4.200%	12/6/47	200,000	185,850
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	2,580,000	2,003,372
Amazon.com Inc., Senior Notes	1.200%	6/3/27	380,000	351,001
Amazon.com Inc., Senior Notes	2.100%	5/12/31	2,260,000	2,102,913
Amazon.com Inc., Senior Notes	3.875%	8/22/37	720,000	763,903
Amazon.com Inc., Senior Notes	2.500%	6/3/50	870,000	728,732
Amazon.com Inc., Senior Notes	3.100%	5/12/51	3,680,000	3,470,726
eBay Inc., Senior Notes	2.600%	5/10/31	670,000	616,546
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,970,000	2,594,919

Total Internet & Direct Marketing Retail				13,931,228

Multiline Retail - 0.3%
Nordstrom Inc., Senior Notes	2.300%	4/8/24	3,300,000	3,264,888
Target Corp., Senior Notes	3.375%	4/15/29	980,000	1,013,057

Total Multiline Retail				4,277,945

Specialty Retail - 0.6%
Bed Bath & Beyond Inc., Senior Notes	3.749%	8/1/24	2,178,000	2,142,422
Home Depot Inc., Senior Notes	3.300%	4/15/40	280,000	270,660
Home Depot Inc., Senior Notes	3.350%	4/15/50	240,000	227,138
Lithia Motors Inc., Senior Notes	4.625%	12/15/27	890,000	884,478	(a)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	1,580,000	1,495,833	(a)
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	230,000	246,403
Lowe’s Cos. Inc., Senior Notes	1.700%	10/15/30	820,000	716,838
Lowe’s Cos. Inc., Senior Notes	2.800%	9/15/41	770,000	661,666
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	6,000	5,857
Lowe’s Cos. Inc., Senior Notes	3.000%	10/15/50	1,740,000	1,485,719

Total Specialty Retail				8,137,014

TOTAL CONSUMER DISCRETIONARY				103,921,409

See Notes to Schedule of Investments.

6	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 2.6%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	5,310,000	$5,749,878
Coca-Cola Co., Senior Notes	1.375%	3/15/31	640,000	555,363
Coca-Cola Co., Senior Notes	4.125%	3/25/40	710,000	755,687
Coca-Cola Co., Senior Notes	2.500%	6/1/40	100,000	89,005
Constellation Brands Inc., Senior Notes	3.700%	12/6/26	160,000	161,634
Constellation Brands Inc., Senior Notes	3.500%	5/9/27	60,000	60,212
Molson Coors Beverage Co., Senior Notes	3.000%	7/15/26	290,000	286,777
Molson Coors Beverage Co., Senior Notes	4.200%	7/15/46	300,000	291,953
PepsiCo Inc., Senior Notes	2.625%	7/29/29	680,000	667,348

Total Beverages				8,617,857

Food & Staples Retailing - 0.1%
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	230,000	204,030
Walmart Inc., Senior Notes	1.800%	9/22/31	1,290,000	1,175,390
Walmart Inc., Senior Notes	2.650%	9/22/51	1,020,000	909,532

Total Food & Staples Retailing				2,288,952

Food Products - 0.2%
Hershey Co., Senior Notes	1.700%	6/1/30	1,110,000	1,000,071
Mars Inc., Senior Notes	2.375%	7/16/40	1,640,000	1,375,347	(a)
Mondelez International Inc., Senior Notes	2.625%	9/4/50	350,000	284,405

Total Food Products				2,659,823

Household Products - 0.2%
Clorox Co., Senior Notes	1.800%	5/15/30	1,470,000	1,292,373
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	110,000	110,752
Procter & Gamble Co., Senior Notes	1.200%	10/29/30	1,510,000	1,317,109

Total Household Products				2,720,234

Tobacco - 1.5%
Altria Group Inc., Senior Notes	4.400%	2/14/26	2,027,000	2,098,755
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,257,000	1,319,853
Altria Group Inc., Senior Notes	2.450%	2/4/32	4,400,000	3,832,955
Altria Group Inc., Senior Notes	3.400%	2/4/41	4,390,000	3,615,818
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	53,650
Altria Group Inc., Senior Notes	3.875%	9/16/46	200,000	170,036
Altria Group Inc., Senior Notes	5.950%	2/14/49	1,400,000	1,521,505
BAT Capital Corp., Senior Notes	2.259%	3/25/28	3,740,000	3,362,437
Philip Morris International Inc., Senior Notes	2.875%	5/1/24	1,960,000	1,964,769
Philip Morris International Inc., Senior Notes	1.750%	11/1/30	2,560,000	2,217,866

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	7

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - (continued)
Reynolds American Inc., Senior Notes	8.125%	5/1/40	760,000	$950,486
Reynolds American Inc., Senior Notes	5.850%	8/15/45	600,000	619,415

Total Tobacco				21,727,545

TOTAL CONSUMER STAPLES				38,014,411

ENERGY - 14.4%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.500%	8/1/23	22,000	22,212
Halliburton Co., Senior Notes	2.920%	3/1/30	100,000	96,791

Total Energy Equipment & Services				119,003

Oil, Gas & Consumable Fuels - 14.4%
Apache Corp., Senior Notes	5.350%	7/1/49	1,690,000	1,629,726
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	4,124,000	4,076,698	(a)
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	820,000	829,873
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	230,000	229,776
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	5,600,000	4,858,633
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	230,000	222,246	(a)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	1,860,000	1,694,265	(a)
Chevron USA Inc., Senior Notes	3.850%	1/15/28	410,000	427,639
Chevron USA Inc., Senior Notes	2.343%	8/12/50	1,020,000	828,517
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	2,490,000	2,319,860
Comstock Resources Inc., Senior Notes	7.500%	5/15/25	1,290,000	1,312,323	(a)
Continental Resources Inc., Senior Notes	4.500%	4/15/23	3,460,000	3,507,091
Continental Resources Inc., Senior Notes	2.268%	11/15/26	800,000	748,000	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	3,190,000	3,238,871
Continental Resources Inc., Senior Notes	2.875%	4/1/32	2,760,000	2,465,508	(a)
Coterra Energy Inc., Senior Notes	4.375%	6/1/24	1,250,000	1,276,009	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	3,770,000	3,804,171	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	3,420,000	3,568,098	(a)
DCP Midstream LP, Junior Subordinated Notes (7.375% to 12/15/22 then 3 mo. USD LIBOR + 5.148%)	7.375%	12/15/22	620,000	596,750	(b)(d)
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	1,510,000	1,362,035
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	790,000	911,960	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,700,000	1,841,393
Devon Energy Corp., Senior Notes	5.250%	10/15/27	72,000	74,668
Devon Energy Corp., Senior Notes	5.875%	6/15/28	994,000	1,052,681

See Notes to Schedule of Investments.

8	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Devon Energy Corp., Senior Notes	4.500%	1/15/30	1,520,000	$1,569,993
Devon Energy Corp., Senior Notes	7.950%	4/15/32	519,000	675,505
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,750,000	3,184,017
Devon Energy Corp., Senior Notes	5.000%	6/15/45	3,500,000	3,824,847
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	1,400,000	1,588,338
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	2,290,000	2,290,045
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	1,670,000	1,656,158
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	3,020,000	3,075,855
Ecopetrol SA, Senior Notes	4.625%	11/2/31	1,310,000	1,187,391
Ecopetrol SA, Senior Notes	5.875%	5/28/45	499,000	438,107
Ecopetrol SA, Senior Notes	5.875%	11/2/51	1,520,000	1,295,747
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	815,000	955,053
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	1,440,000	1,418,832	(b)(d)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	890,000	799,888	(b)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,990,000	1,942,737	(b)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	9,380,000	9,168,950	(b)(d)
Energy Transfer LP, Senior Notes	4.200%	9/15/23	1,280,000	1,297,537
Energy Transfer LP, Senior Notes	3.900%	7/15/26	630,000	634,262
Energy Transfer LP, Senior Notes	5.500%	6/1/27	2,720,000	2,926,327
Energy Transfer LP, Senior Notes	4.950%	6/15/28	2,430,000	2,555,614
Energy Transfer LP, Senior Notes	5.250%	4/15/29	1,470,000	1,571,153
Energy Transfer LP, Senior Notes	5.800%	6/15/38	120,000	130,323
Energy Transfer LP, Senior Notes	6.125%	12/15/45	3,540,000	3,917,009
EnLink Midstream LLC, Senior Notes	5.625%	1/15/28	1,840,000	1,879,376	(a)
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	890,000	927,403
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	3,060,000	2,945,248
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	1,470,000	1,837,474
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	270,000	315,079

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	9

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	2,900,000	$2,920,566
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	2,980,000	2,552,441
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	1,140,000	1,063,799
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	3,490,000	3,245,655	(b)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	910,000	943,137
EOG Resources Inc., Senior Notes	4.375%	4/15/30	2,010,000	2,179,282
EOG Resources Inc., Senior Notes	4.950%	4/15/50	1,140,000	1,401,416
EQT Corp., Senior Notes	3.125%	5/15/26	670,000	651,528	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,060,000	1,058,495
EQT Corp., Senior Notes	7.500%	2/1/30	750,000	870,383
EQT Corp., Senior Notes	3.625%	5/15/31	1,340,000	1,281,717	(a)
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	390,000	400,792
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	1,370,000	1,478,522
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	560,000	604,414
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	750,000	730,806
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	4,990,000	4,425,967	(a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	1,000,000	835,610	(a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	390,000	484,387
Kinder Morgan Energy Partners LP, Senior Notes	5.625%	9/1/41	350,000	382,104
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	270,000	296,498
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	2,630,000	2,866,665
Lukoil Capital DAC, Senior Notes	2.800%	4/26/27	3,220,000	1,787,100	(a)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	238,000	241,868	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,400,000	1,467,669	(a)
MPLX LP, Senior Notes	4.800%	2/15/29	940,000	1,001,833
MPLX LP, Senior Notes	4.500%	4/15/38	4,970,000	5,090,257
Northwest Pipeline LLC, Senior Notes	7.125%	12/1/25	2,070,000	2,319,081
Northwest Pipeline LLC, Senior Notes	4.000%	4/1/27	2,810,000	2,887,124
Occidental Petroleum Corp., Senior Notes	7.125%	10/15/27	550,000	613,176
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	690,000	876,507
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	490,000	476,354

See Notes to Schedule of Investments.

10	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	100,000	$92,700
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	660,000	682,308	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	1,170,000	1,166,618	(a)
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	760,000	798,878
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	2,640,000	2,627,262
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	1,660,000	1,426,803
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	800,000	673,520	(a)
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	1,810,000	1,633,491
Plains All American Pipeline LP, Junior Subordinated Notes (6.125% to 11/15/22 then 3 mo. USD LIBOR + 4.110%)	6.125%	11/15/22	3,932,000	3,373,656	(b)(d)
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	150,000	166,077
Qatar Energy, Senior Notes	1.375%	9/12/26	940,000	878,717	(a)
Qatar Energy, Senior Notes	2.250%	7/12/31	3,770,000	3,477,727	(a)
Range Resources Corp., Senior Notes	5.000%	8/15/22	450,000	450,855
Range Resources Corp., Senior Notes	5.000%	3/15/23	225,000	226,913
Range Resources Corp., Senior Notes	4.875%	5/15/25	700,000	709,706
Range Resources Corp., Senior Notes	8.250%	1/15/29	1,240,000	1,360,677
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	4,340,000	3,986,640	(a)
Shell International Finance BV, Senior Notes	3.875%	11/13/28	10,000	10,420
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,380,000	1,494,817
Shell International Finance BV, Senior Notes	3.250%	4/6/50	1,040,000	980,106
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	720,000	720,104
Targa Resources Corp., Senior Notes	4.200%	2/1/33	3,170,000	3,203,350	(e)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	1,010,000	973,196
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	3/15/27	1,250,000	1,442,857
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	3,510,000	4,132,646
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,420,000	2,273,432	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	2,925,000	3,355,955
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	2,070,000	2,366,568

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	11

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	1,470,000	$1,435,695
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	3,240,000	3,311,382
Western Midstream Operating LP, Senior Notes	4.000%	7/1/22	1,560,000	1,560,000
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	150,000	151,095
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	2,260,000	2,319,348
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	170,000	175,774
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	2,370,000	2,407,636
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,260,000	1,249,775
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	670,000	662,831
Western Midstream Operating LP, Senior Notes	5.750%	2/1/50	630,000	615,425
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	1.844%	1/13/23	1,240,000	1,227,743	(b)
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	2,850,000	2,504,673

Total Oil, Gas & Consumable Fuels				208,627,588

TOTAL ENERGY				208,746,591

FINANCIALS - 27.9%
Banks - 18.1%
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	1,970,000	2,059,852	(a)(b)(d)
Banco Santander SA, Senior Notes	3.306%	6/27/29	2,200,000	2,134,188
Banco Santander SA, Senior Notes (1.722% to 9/14/26 then 1 year Treasury Constant Maturity Rate + 0.900%)	1.722%	9/14/27	6,000,000	5,428,076	(b)
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	8,800,000	8,850,542	(b)
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	173,213
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	340,000	319,016	(b)

See Notes to Schedule of Investments.

12	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (1.530% to 12/6/24 then SOFR + 0.650%)	1.530%	12/6/25	1,500,000	$1,435,511	(b)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	750,000	656,222	(b)
Bank of America Corp., Senior Notes (1.922% to 10/24/30 then SOFR + 1.370%)	1.922%	10/24/31	3,820,000	3,322,622	(b)
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	5,680,000	5,062,988	(b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	10,590,000	9,639,350	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	800,000	739,424	(b)
Bank of America Corp., Senior Notes (2.676% to 6/19/40 then SOFR + 1.930%)	2.676%	6/19/41	420,000	355,944	(b)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	3,260,000	3,002,909	(b)
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	2,110,000	1,802,946	(b)
Bank of America Corp., Senior Notes (2.884% to 10/22/29 then 3 mo. USD LIBOR + 1.190%)	2.884%	10/22/30	2,170,000	2,060,473	(b)
Bank of America Corp., Senior Notes (3.311% to 4/22/41 then SOFR + 1.580%)	3.311%	4/22/42	1,560,000	1,449,328	(b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	300,000	305,183	(b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	930,000	966,875	(b)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. USD LIBOR + 1.310%)	4.271%	7/23/29	1,620,000	1,673,030	(b)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	1,140,000	1,228,022	(b)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. USD LIBOR + 1.990%)	4.443%	1/20/48	90,000	98,282	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	510,000	522,666
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	5,270,000	4,539,256	(b)
BankUnited Inc., Senior Notes	4.875%	11/17/25	2,700,000	2,821,906
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	1,540,000	1,600,121	(b)
BNP Paribas SA, Senior Notes (1.675% to 6/30/26 then SOFR + 0.912%)	1.675%	6/30/27	1,720,000	1,575,252	(a)(b)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	13

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
BNP Paribas SA, Senior Notes (2.159% to 9/15/28 then SOFR + 1.218%)	2.159%	9/15/29	2,010,000	$1,791,216	(a)(b)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	4,340,000	4,130,395	(a)(b)
BNP Paribas SA, Senior Notes (2.819% to 11/19/24 then 3 mo. USD LIBOR + 1.111%)	2.819%	11/19/25	3,870,000	3,781,006	(a)(b)
BNP Paribas SA, Senior Notes (2.871% to 4/19/31 then SOFR + 1.387%)	2.871%	4/19/32	3,360,000	3,062,516	(a)(b)
BNP Paribas SA, Subordinated Notes	2.824%	1/26/41	1,580,000	1,305,743	(a)
BPCE SA, Subordinated Notes (3.116% to 10/19/31 then SOFR + 1.730%)	3.116%	10/19/32	2,920,000	2,647,836	(a)(b)
Citigroup Inc., Junior Subordinated Notes (4.000% to 12/10/25 then 5 year Treasury Constant Maturity Rate + 3.597%)	4.000%	12/10/25	1,000,000	962,500	(b)(d)
Citigroup Inc., Junior Subordinated Notes (4.150% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 3.000%)	4.150%	11/15/26	1,930,000	1,812,994	(b)(d)
Citigroup Inc., Senior Notes	7.875%	5/15/25	260,000	293,223
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,897,000	2,880,983
Citigroup Inc., Senior Notes	4.650%	7/23/48	450,000	510,446
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	5,300,000	4,765,208	(b)
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	7,800,000	7,049,295	(b)
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	1,500,000	1,392,486	(b)
Citigroup Inc., Senior Notes (2.976% to 11/5/29 then SOFR + 1.422%)	2.976%	11/5/30	2,050,000	1,948,177	(b)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	6,350,000	6,302,132	(b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	740,000	752,532	(b)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	72,666
Commonwealth Bank of Australia, Subordinated Notes	2.688%	3/11/31	2,150,000	1,915,731	(a)
Commonwealth Bank of Australia, Subordinated Notes	3.743%	9/12/39	1,040,000	976,099	(a)
Commonwealth Bank of Australia, Subordinated Notes	3.305%	3/11/41	1,480,000	1,293,623	(a)

See Notes to Schedule of Investments.

14	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	1,840,000	$1,835,850	(a)(b)(e)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	3,790,000	3,783,560	(a)(b)(e)
Credit Agricole SA, Junior Subordinated Notes (7.875% to 12/23/23 then USD 5 year ICE Swap Rate + 4.898%)	7.875%	1/23/24	2,000,000	2,113,750	(a)(b)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	4,400,000	4,906,660	(a)(b)(d)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	340,000	343,334	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	2,200,000	2,269,274	(a)
Danske Bank A/S, Senior Notes (0.976% to 9/10/24 then 1 year Treasury Constant Maturity Rate + 0.550%)	0.976%	9/10/25	2,480,000	2,326,220	(a)(b)
Danske Bank A/S, Senior Notes (1.549% to 9/10/26 then 1 year Treasury Constant Maturity Rate + 0.730%)	1.549%	9/10/27	3,000,000	2,736,167	(a)(b)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	1,450,000	1,453,743	(a)(b)(e)
Danske Bank A/S, Senior Notes, (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	10,420,000	10,511,019	(a)(b)(e)
DNB Bank ASA, Senior Notes (2.968% to 3/28/24 then SOFRINDX + 0.810%)	2.968%	3/28/25	7,340,000	7,336,264	(a)(b)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	290,000	310,280
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	630,000	599,619	(b)
HSBC Holdings PLC, Senior Notes (2.357% to 8/18/30 then SOFR + 1.947%)	2.357%	8/18/31	560,000	497,713	(b)
HSBC Holdings PLC, Senior Notes (2.633% to 11/7/24 then SOFR + 1.402%)	2.633%	11/7/25	920,000	897,927	(b)
HSBC Holdings PLC, Senior Notes (2.804% to 5/24/31 then SOFR + 1.187%)	2.804%	5/24/32	6,010,000	5,472,843	(b)
HSBC Holdings PLC, Senior Notes (2.871% to 11/22/31 then SOFR + 1.410%)	2.871%	11/22/32	3,400,000	3,094,770	(b)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	410,000	522,008

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	15

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	4,900,000	$5,041,069	(b)
ING Groep NV, Senior Notes, (4.017% to 3/28/27 then SOFR + 1.830%)	4.017%	3/28/28	2,670,000	2,687,750	(b)
ING Groep NV, Senior Notes, (4.252% to 3/28/32 then SOFR + 2.070%)	4.252%	3/28/33	2,730,000	2,813,315	(b)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	5,340,000	5,348,728	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	870,000	872,175	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	4,050,000	3,586,672	(a)(b)
Intesa Sanpaolo SpA, Subordinated Notes (4.950% to 6/1/41 then 1 year Treasury Constant Maturity Rate + 2.750%)	4.950%	6/1/42	2,720,000	2,333,691	(a)(b)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	4,120,000	3,613,555	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	1,220,000	1,132,392	(b)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	9,670,000	8,849,201	(b)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	4,860,000	4,459,238	(b)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then SOFR + 1.510%)	2.739%	10/15/30	3,650,000	3,453,178	(b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	80,000	71,180	(b)
JPMorgan Chase & Co., Senior Notes (3.328% to 4/22/51 then SOFR + 1.580%)	3.328%	4/22/52	2,080,000	1,931,790	(b)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	890,000	904,383	(b)
JPMorgan Chase & Co., Senior Notes (3.964% to 11/15/47 then 3 mo. USD LIBOR + 1.380%)	3.964%	11/15/48	400,000	410,365	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	330,000	341,669	(b)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. USD LIBOR + 1.580%)	4.260%	2/22/48	1,010,000	1,084,118	(b)

See Notes to Schedule of Investments.

16	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes, (2.595% to 2/24/25 then SOFR + 0.915%)	2.595%	2/24/26	7,000,000	$6,869,944	(b)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	550,000	624,681
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then SOFR + 2.515%)	2.956%	5/13/31	1,540,000	1,443,645	(b)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	450,000	473,002	(b)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	410,000	431,049	(b)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	880,000	935,652	(b)(d)
Lloyds Banking Group PLC, Senior Notes (3.511% to 3/18/25 then 1 year Treasury Constant Maturity Rate + 1.600%)	3.511%	3/18/26	3,030,000	3,017,291	(b)
NatWest Group PLC, Senior Notes (2.359% to 5/22/23 then 1 year Treasury Constant Maturity Rate + 2.150%)	2.359%	5/22/24	400,000	396,987	(b)
NatWest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	1,360,000	1,349,944	(b)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	3,645,000	3,798,554
NBK SPC Ltd., Senior Notes	2.750%	5/30/22	2,130,000	2,133,046	(a)
Standard Chartered PLC, Junior Subordinated Notes (7.750% to 4/2/23 then USD 5 year ICE Swap Rate + 5.723%)	7.750%	4/2/23	1,800,000	1,868,382	(a)(b)(d)
Standard Chartered PLC, Senior Notes (1.214% to 3/23/24 then 1 year Treasury Constant Maturity Rate + 0.880%)	1.214%	3/23/25	660,000	630,415	(a)(b)
Swedbank AB, Senior Notes	3.356%	4/4/25	2,960,000	2,971,103	(a)(e)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	80,000	78,972
Wells Fargo & Co., Senior Notes (0.805% to 5/19/24 then SOFR + 0.510%)	0.805%	5/19/25	1,730,000	1,652,832	(b)
Wells Fargo & Co., Senior Notes (2.406% to 10/30/24 then SOFR + 1.087%)	2.406%	10/30/25	720,000	705,287	(b)
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	1,170,000	1,055,545	(b)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	17

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. USD LIBOR + 1.170%)	3.196%	6/17/27	1,900,000		$1,876,775	(b)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	2,940,000		2,860,447	(b)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	640,000		639,773	(b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	4,600,000		5,483,536	(b)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	880,000		1,024,551
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	550,000		600,208
Westpac Banking Corp., Subordinated Notes	3.133%	11/18/41	2,490,000		2,141,779
Westpac Banking Corp., Subordinated Notes (2.668% to 11/15/30 then 5 year Treasury Constant Maturity Rate + 1.750%)	2.668%	11/15/35	2,580,000		2,256,744	(b)
Westpac Banking Corp., Subordinated Notes (3.020% to 11/18/31 then 5 year Treasury Constant Maturity Rate + 1.530%)	3.020%	11/18/36	1,450,000		1,290,789	(b)

Total Banks					262,026,407

Capital Markets - 6.7%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	1,910,000		1,717,797	(b)(d)
Charles Schwab Corp., Senior Notes	2.000%	3/20/28	960,000		900,388
CI Financial Corp., Senior Notes	3.200%	12/17/30	5,070,000		4,627,839
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	4,590,000		4,257,225	(a)(b)(d)
Credit Suisse Group AG, Junior Subordinated Notes (6.250% to 12/18/24 then USD 5 year ICE Swap Rate + 3.455%)	6.250%	12/18/24	390,000		394,371	(a)(b)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,450,000		1,466,530	(a)(b)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	560,000		569,940	(a)(b)(d)
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	8,270,000		7,472,116	(a)(b)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	260,000		336,422
GE Capital UK Funding Unlimited Co., Senior Notes	5.875%	1/18/33	1,600,000	GBP	2,563,835

See Notes to Schedule of Investments.

18	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	850,000	$854,294
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	1,750,000	1,625,389
Goldman Sachs Group Inc., Senior Notes	3.800%	3/15/30	1,180,000	1,189,383
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	4,080,000	3,621,024	(b)
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	2,370,000	2,158,905	(b)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	10,460,000	9,479,448	(b)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	9,210,000	9,208,579	(b)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	1,760,000	1,775,279	(b)
Goldman Sachs Group Inc., Senior Notes, (1.757% to 1/24/24 then SOFR + 0.730%)	1.757%	1/24/25	2,000,000	1,951,075	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,130,000	1,158,748
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	290,000	325,290
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	500,000	560,003	(a)
KKR Group Finance Co. VII LLC, Senior Notes	3.625%	2/25/50	310,000	278,240	(a)
KKR Group Finance Co. X LLC, Senior Notes	3.250%	12/15/51	470,000	392,710	(a)
Morgan Stanley, Senior Notes (1.164% to 10/21/24 then SOFR + 0.560%)	1.164%	10/21/25	2,770,000	2,633,770	(b)
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	1,990,000	1,851,422	(b)
Morgan Stanley, Senior Notes (1.794% to 2/13/31 then SOFR + 1.034%)	1.794%	2/13/32	1,150,000	990,391	(b)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	1,550,000	1,498,810	(b)
Morgan Stanley, Senior Notes (2.239% to 7/21/31 then SOFR + 1.178%)	2.239%	7/21/32	680,000	603,469	(b)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	5,090,000	4,600,087	(b)
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	2,400,000	2,216,169	(b)
Morgan Stanley, Senior Notes, (2.630% to 2/18/25 then SOFR + 0.940%)	2.630%	2/18/26	7,000,000	6,871,663	(b)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	7,860,000	6,751,898	(b)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	19

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Nasdaq Inc., Senior Notes	2.500%	12/21/40	890,000	$718,569
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	230,000	258,551
Raymond James Financial Inc., Senior Notes	3.750%	4/1/51	450,000	441,852
UBS AG, Senior Notes	4.500%	6/26/48	200,000	222,205	(a)
UBS Group AG, Junior Subordinated Notes (4.875% to 2/12/27 then 5 year Treasury Constant Maturity Rate + 3.404%)	4.875%	2/12/27	490,000	473,928	(a)(b)(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	3,130,000	3,267,736	(a)(b)(d)
UBS Group AG, Senior Notes (1.364% to 1/30/26 then 1 year Treasury Constant Maturity Rate + 1.080%)	1.364%	1/30/27	2,280,000	2,097,561	(a)(b)
UBS Group AG, Senior Notes, (3.179% to 2/11/42 then 1 year Treasury Constant Maturity Rate + 1.100%)	3.179%	2/11/43	2,130,000	1,896,664	(a)(b)

Total Capital Markets				96,279,575

Diversified Financial Services - 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	2,090,000	2,106,822
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	1,410,000	1,388,192
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	1.650%	10/29/24	1,210,000	1,143,747
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	2,550,000	2,302,823
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	710,000	637,799
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	3,540,000	3,114,366
DAE Funding LLC, Senior Notes	1.550%	8/1/24	1,850,000	1,748,872	(a)
Element Fleet Management Corp., Senior Notes	1.600%	4/6/24	800,000	772,102	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	647,383	588,989	(a)(f)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	4.050%	12/21/65	5,480,000	4,342,900	(a)(b)
Vanguard Group Inc.	3.250%	8/22/60	5,000,000	4,310,900	(g)(h)

Total Diversified Financial Services				22,457,512

See Notes to Schedule of Investments.

20	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 1.2%
American International Group Inc., Senior Notes	4.750%	4/1/48	240,000	$276,083
Americo Life Inc., Senior Notes	3.450%	4/15/31	490,000	442,598	(a)
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	1,170,000	1,082,423	(a)
AmFam Holdings Inc., Senior Notes	3.833%	3/11/51	360,000	331,217	(a)
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	810,000	849,044	(a)
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	1,851,411	1,862,177	(a)(f)
Marsh & McLennan Cos. Inc., Senior Notes	2.375%	12/15/31	1,700,000	1,558,561
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	320,000	288,728	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	830,000	914,113	(a)
MetLife Inc., Senior Notes	4.721%	12/15/44	110,000	121,309
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	1,010,000	983,473	(a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	350,000	365,387	(a)
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	1,720,000	1,547,854	(a)(b)
Nippon Life Insurance Co., Subordinated Notes (3.400% to 1/23/30 then 5 year Treasury Constant Maturity Rate + 2.612%)	3.400%	1/23/50	320,000	303,600	(a)(b)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	1,620,000	1,587,848	(a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.450%	3/30/51	1,100,000	1,001,980	(a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	540,000	491,555	(a)
Nuveen LLC, Senior Notes	4.000%	11/1/28	710,000	739,768	(a)
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	1,400,000	1,376,093	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	800,000	848,672	(a)

Total Insurance				16,972,483

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	21

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AFC Gamma Inc., Senior Notes	5.750%	5/1/27	2,400,000	$2,354,074	(a)
Blackstone Holdings Finance Co. LLC, Senior Notes	3.200%	1/30/52	1,860,000	1,613,885	(a)

Total Mortgage Real Estate Investment Trusts (REITs)				3,967,959

Thrifts & Mortgage Finance - 0.1%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	1,430,000	1,316,029	(a)

TOTAL FINANCIALS				403,019,965

HEALTH CARE - 5.5%
Biotechnology - 1.6%
AbbVie Inc., Senior Notes	3.800%	3/15/25	320,000	326,264
AbbVie Inc., Senior Notes	2.950%	11/21/26	5,880,000	5,833,605
AbbVie Inc., Senior Notes	3.200%	11/21/29	7,490,000	7,408,961
AbbVie Inc., Senior Notes	4.550%	3/15/35	120,000	129,109
AbbVie Inc., Senior Notes	4.050%	11/21/39	6,380,000	6,574,204
AbbVie Inc., Senior Notes	4.250%	11/21/49	1,490,000	1,551,861
Amgen Inc., Senior Notes	4.400%	5/1/45	350,000	368,944
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	374,669
Gilead Sciences Inc., Senior Notes	4.000%	9/1/36	200,000	204,918
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	170,000	205,896
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	90,000	96,263

Total Biotechnology				23,074,694

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	710,000	826,879
Abbott Laboratories, Senior Notes	4.900%	11/30/46	320,000	390,842
Becton Dickinson and Co., Senior Notes	4.875%	5/15/44	91,000	98,523
Danaher Corp., Senior Notes	2.800%	12/10/51	1,020,000	869,327

Total Health Care Equipment & Supplies				2,185,571

Health Care Providers & Services - 3.0%
Aetna Inc., Senior Notes	2.750%	11/15/22	750,000	753,207
Anthem Inc., Senior Notes	4.101%	3/1/28	600,000	623,293
Anthem Inc., Senior Notes	4.375%	12/1/47	160,000	172,030
Bon Secours Mercy Health Inc., Secured Notes	3.464%	6/1/30	580,000	583,356
Centene Corp., Senior Notes	4.250%	12/15/27	530,000	532,533
Centene Corp., Senior Notes	4.625%	12/15/29	1,270,000	1,282,497
Centene Corp., Senior Notes	3.375%	2/15/30	3,130,000	2,950,651
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	980,000	964,202	(a)

See Notes to Schedule of Investments.

22	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Cigna Corp., Senior Notes	4.375%	10/15/28	2,750,000	$2,897,015
Cigna Corp., Senior Notes	2.400%	3/15/30	3,570,000	3,303,467
Cigna Corp., Senior Notes	4.800%	8/15/38	1,510,000	1,658,130
Cigna Corp., Senior Notes	3.200%	3/15/40	4,970,000	4,529,220
CommonSpirit Health, Secured Notes	4.350%	11/1/42	100,000	100,817
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	620,000	578,721
CommonSpirit Health, Senior Secured Notes	3.910%	10/1/50	620,000	593,436
CVS Health Corp., Senior Notes	3.000%	8/15/26	220,000	218,520
CVS Health Corp., Senior Notes	4.300%	3/25/28	2,655,000	2,781,929
CVS Health Corp., Senior Notes	2.125%	9/15/31	1,660,000	1,485,635
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,830,000	2,004,698
CVS Health Corp., Senior Notes	2.700%	8/21/40	4,180,000	3,574,686
CVS Health Corp., Senior Notes	5.125%	7/20/45	240,000	271,703
CVS Health Corp., Senior Notes	5.050%	3/25/48	2,720,000	3,088,460
DH Europe Finance II Sarl, Senior Notes	3.400%	11/15/49	30,000	28,626
HCA Inc., Senior Secured Notes	5.125%	6/15/39	500,000	540,810
Humana Inc., Senior Notes	4.950%	10/1/44	750,000	845,523
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	660,000	578,526
Kaiser Foundation Hospitals, Senior Notes	4.150%	5/1/47	250,000	268,267
Kaiser Foundation Hospitals, Senior Notes	3.266%	11/1/49	180,000	168,390
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	400,000	354,124
UnitedHealth Group Inc., Senior Notes	3.850%	6/15/28	1,160,000	1,209,134
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	800,000	737,313
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	640,000	637,124
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	3,460,000	3,118,921

Total Health Care Providers & Services				43,434,964

Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	869,000	885,483
Bristol-Myers Squibb Co., Senior Notes	2.350%	11/13/40	1,000,000	846,026
Bristol-Myers Squibb Co., Senior Notes	2.550%	11/13/50	70,000	58,299
Johnson & Johnson, Senior Notes	2.100%	9/1/40	720,000	609,391
Johnson & Johnson, Senior Notes	2.450%	9/1/60	1,030,000	837,301
Merck & Co. Inc., Senior Notes	1.900%	12/10/28	3,600,000	3,391,551
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	330,000	293,426
Merck & Co. Inc., Senior Notes	2.350%	6/24/40	510,000	440,317
Novartis Capital Corp., Senior Notes	2.000%	2/14/27	360,000	346,900
Pfizer Inc., Senior Notes	2.550%	5/28/40	200,000	179,299
Pfizer Inc., Senior Notes	4.400%	5/15/44	210,000	237,538

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	23

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	346,000	$344,398
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,000,000	1,026,230
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	990,000	1,042,663

Total Pharmaceuticals				10,538,822

Total Health Care				79,234,051

INDUSTRIALS - 7.3%
Aerospace & Defense - 3.1%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	1,015,000	1,033,430	(a)
Avolon Holdings Funding Ltd., Senior Notes	2.875%	2/15/25	840,000	807,335	(a)
Boeing Co., Senior Notes	1.433%	2/4/24	1,500,000	1,451,696
Boeing Co., Senior Notes	2.196%	2/4/26	9,910,000	9,380,141
Boeing Co., Senior Notes	3.100%	5/1/26	6,800,000	6,690,236
Boeing Co., Senior Notes	3.250%	2/1/28	2,320,000	2,239,331
Boeing Co., Senior Notes	5.150%	5/1/30	2,550,000	2,723,393
Boeing Co., Senior Notes	3.300%	3/1/35	1,540,000	1,364,704
Boeing Co., Senior Notes	3.750%	2/1/50	2,590,000	2,314,321
Boeing Co., Senior Notes	5.805%	5/1/50	1,240,000	1,436,243
Boeing Co., Senior Notes	3.950%	8/1/59	2,740,000	2,383,012
General Dynamics Corp., Senior Notes	3.500%	4/1/27	350,000	357,089
General Dynamics Corp., Senior Notes	3.625%	4/1/30	700,000	721,868
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,350,000	1,478,049
L3Harris Technologies Inc., Senior Notes	7.000%	1/15/26	990,000	1,109,202
L3Harris Technologies Inc., Senior Notes	4.400%	6/15/28	540,000	562,729
L3Harris Technologies Inc., Senior Notes	2.900%	12/15/29	2,626,000	2,530,454
Lockheed Martin Corp., Senior Notes	1.850%	6/15/30	1,000,000	908,241
Northrop Grumman Corp., Senior Notes	5.150%	5/1/40	1,090,000	1,272,526
Northrop Grumman Corp., Senior Notes	4.030%	10/15/47	1,610,000	1,699,322
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	1,910,000	2,389,758
Raytheon Technologies Corp., Senior Notes	4.625%	11/16/48	400,000	453,772
United Technologies Corp., Senior Notes	4.050%	5/4/47	20,000	20,663

Total Aerospace & Defense				45,327,515

Airlines - 2.0%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	1,810,000	1,826,118	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	710,000	708,314	(a)

See Notes to Schedule of Investments.

24	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Continental Airlines Pass-Through Trust	5.983%	4/19/22	187,757	$188,029
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	540,000	587,034
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	460,000	420,939
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	2,280,000	2,444,009	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	1,790,000	1,801,808	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	7,195,000	7,262,659	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	2,990,000	3,120,812	(a)
Southwest Airlines Co., Senior Notes	4.750%	5/4/23	3,030,000	3,094,926
Southwest Airlines Co., Senior Notes	5.250%	5/4/25	2,340,000	2,459,323
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	3,370,000	3,319,450	(a)
United Airlines Pass-Through Trust	4.625%	9/3/22	207,824	209,020
United Airlines Pass-Through Trust	4.875%	1/15/26	1,736,640	1,716,424

Total Airlines				29,158,865

Building Products - 0.0%††
Lennox International Inc., Senior Notes	1.700%	8/1/27	770,000	708,279

Commercial Services & Supplies - 0.4%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	590,000	509,117
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	240,000	246,014
Republic Services Inc., Senior Notes	2.500%	8/15/24	190,000	188,139
Republic Services Inc., Senior Notes	3.375%	11/15/27	2,770,000	2,784,905
Waste Management Inc., Senior Notes	3.150%	11/15/27	1,380,000	1,385,103

Total Commercial Services & Supplies				5,113,278

Construction & Engineering - 0.1%
LBJ Infrastructure Group LLC, Senior Notes	3.797%	12/31/57	910,000	758,075	(a)

Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	7.650%	11/15/29	1,400,000	1,773,819

Industrial Conglomerates - 0.0%††
General Electric Co., Senior Notes	6.750%	3/15/32	36,000	45,447

Machinery - 0.1%
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	150,000	140,385
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	780,000	654,166

Total Machinery				794,551

Professional Services - 0.1%
Equifax Inc., Senior Notes	2.350%	9/15/31	2,330,000	2,088,028

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	25

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Road & Rail - 0.6%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	650,000	$709,076
Canadian Pacific Railway Co., Senior Notes	2.450%	12/2/31	2,960,000	2,752,926
Canadian Pacific Railway Co., Senior Notes	3.000%	12/2/41	630,000	568,063
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	1,960,000	1,737,956
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	511,671
Union Pacific Corp., Senior Notes	2.973%	9/16/62	1,330,000	1,130,940
Union Pacific Corp., Senior Notes	3.750%	2/5/70	500,000	489,567
Union Pacific Corp., Senior Notes	3.799%	4/6/71	250,000	249,343

Total Road & Rail				8,149,542

Trading Companies & Distributors - 0.7%
Air Lease Corp., Senior Notes	0.700%	2/15/24	2,150,000	2,055,303
Air Lease Corp., Senior Notes	3.375%	7/1/25	1,750,000	1,726,788
Air Lease Corp., Senior Notes	1.875%	8/15/26	3,150,000	2,906,304
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	1,710,000	1,761,669	(a)
BOC Aviation USA Corp., Senior Notes	1.625%	4/29/24	1,700,000	1,633,938	(a)

Total Trading Companies & Distributors				10,084,002

Transportation Infrastructure - 0.1%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	1,290,000	1,294,279	(a)

TOTAL INDUSTRIALS				105,295,680

INFORMATION TECHNOLOGY - 3.7%
Electronic Equipment, Instruments & Components - 0.5%
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	4,250,000	4,041,332	(a)
Vontier Corp., Senior Notes	1.800%	4/1/26	1,210,000	1,095,570
Vontier Corp., Senior Notes	2.400%	4/1/28	2,970,000	2,617,818

Total Electronic Equipment, Instruments & Components				7,754,720

IT Services - 0.6%
Kyndryl Holdings Inc., Senior Notes	3.150%	10/15/31	2,400,000	2,025,866	(a)
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	1,930,000	1,499,673	(a)
Mastercard Inc., Senior Notes	3.300%	3/26/27	910,000	928,528
Mastercard Inc., Senior Notes	3.350%	3/26/30	610,000	622,484
Mastercard Inc., Senior Notes	3.850%	3/26/50	1,090,000	1,157,045
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	780,000	727,122
PayPal Holdings Inc., Senior Notes	3.250%	6/1/50	370,000	338,829
S&P Global Inc., Senior Notes	1.250%	8/15/30	240,000	207,085
S&P Global Inc., Senior Notes	3.250%	12/1/49	180,000	169,633

See Notes to Schedule of Investments.

26	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
IT Services - (continued)
Visa Inc., Senior Notes	2.050%	4/15/30	350,000	$327,029
Visa Inc., Senior Notes	2.700%	4/15/40	500,000	455,702

Total IT Services				8,458,996

Semiconductors & Semiconductor Equipment - 1.3%
Broadcom Inc., Senior Notes	4.150%	11/15/30	1,358,000	1,378,485
Broadcom Inc., Senior Notes	3.187%	11/15/36	2,221,000	1,932,682	(a)
Intel Corp., Senior Notes	2.800%	8/12/41	1,020,000	904,107
Intel Corp., Senior Notes	3.200%	8/12/61	1,080,000	960,543
Lam Research corp., Senior Notes	1.900%	6/15/30	970,000	880,226
Lam Research Corp., Senior Notes	2.875%	6/15/50	410,000	364,445
Micron Technology Inc., Senior Notes	2.703%	4/15/32	1,310,000	1,187,993
Micron Technology Inc., Senior Notes	3.366%	11/1/41	80,000	71,626
NVIDIA Corp., Senior Notes	3.500%	4/1/40	360,000	363,459
NVIDIA Corp., Senior Notes	3.500%	4/1/50	20,000	20,276
NVIDIA Corp., Senior Notes	3.700%	4/1/60	150,000	152,662
Texas Instruments Inc., Senior Notes	2.900%	11/3/27	470,000	471,893
Texas Instruments Inc., Senior Notes	2.250%	9/4/29	1,920,000	1,827,723
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	1,480,000	1,578,052
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	2,130,000	1,998,406
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	1,860,000	1,725,148
TSMC Arizona Corp., Senior Notes	3.125%	10/25/41	1,660,000	1,519,488
TSMC Arizona Corp., Senior Notes	3.250%	10/25/51	850,000	772,628

Total Semiconductors & Semiconductor Equipment				18,109,842

Software - 1.2%
Adobe Inc., Senior Notes	2.150%	2/1/27	3,440,000	3,341,980
Fortinet Inc., Senior Notes	2.200%	3/15/31	210,000	185,687
Microsoft Corp., Senior Notes	3.450%	8/8/36	867,000	903,745
Microsoft Corp., Senior Notes	2.525%	6/1/50	1,042,000	902,756
Microsoft Corp., Senior Notes	2.921%	3/17/52	1,321,000	1,243,316
Oracle Corp., Senior Notes	4.000%	7/15/46	3,090,000	2,749,727
salesforce.com Inc., Senior Notes	1.500%	7/15/28	490,000	451,762
salesforce.com Inc., Senior Notes	1.950%	7/15/31	380,000	348,180
salesforce.com Inc., Senior Notes	2.900%	7/15/51	1,580,000	1,407,800
salesforce.com Inc., Senior Notes	3.050%	7/15/61	610,000	538,243
Workday Inc., Senior Notes	3.800%	4/1/32	5,000,000	4,996,663	(e)

Total Software				17,069,859

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	27

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - 0.1%
Apple Inc., Senior Notes	2.650%	5/11/50	1,620,000	$1,415,420
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	567,000	747,482

Total Technology Hardware, Storage & Peripherals				2,162,902

TOTAL INFORMATION TECHNOLOGY				53,556,319

MATERIALS - 2.5%
Chemicals - 0.3%
OCP SA, Senior Notes	3.750%	6/23/31	1,200,000	1,091,856	(a)
OCP SA, Senior Notes	5.125%	6/23/51	640,000	534,400	(a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	3,060,000	2,646,533	(a)

Total Chemicals				4,272,789

Containers & Packaging - 0.1%
Ball Corp., Senior Notes	3.125%	9/15/31	900,000	806,310

Metals & Mining - 2.0%
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	2,300,000	2,389,096	(a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	380,000	463,348
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	560,000	691,533
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	380,000	379,821	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	430,000	436,983	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	1,960,000	2,055,158	(a)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	1,680,000	1,733,096
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	390,000	437,502
Fresnillo PLC, Senior Notes	4.250%	10/2/50	2,150,000	1,899,138	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	1,600,000	1,613,072	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	1,100,000	1,104,443	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	440,000	446,246	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	1,330,000	1,362,657	(a)
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	1,100,000	1,029,787	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	2,700,000	2,695,664	(a)
Glencore Funding LLC, Senior Notes	2.625%	9/23/31	3,390,000	3,038,229	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	510,025
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	1,940,000	1,940,231
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	1,150,000	1,378,290
Teck Resources Ltd., Senior Notes	5.400%	2/1/43	1,070,000	1,159,094

See Notes to Schedule of Investments.

28	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	2,300,000		$2,339,215
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	220,000		197,325

Total Metals & Mining					29,299,953

Paper & Forest Products - 0.1%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	1,800,000		1,597,662
Suzano Austria GmbH, Senior Notes	7.000%	3/16/47	310,000		348,235	(a)

Total Paper & Forest Products					1,945,897

TOTAL MATERIALS					36,324,949

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	1,780,000		1,558,682
Alexandria Real Estate Equities Inc., Senior Notes	3.000%	5/18/51	210,000		177,349
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	850,000		816,004
Extra Space Storage LP, Senior Notes	3.900%	4/1/29	2,080,000		2,086,318
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	3,200,000		3,271,985	(e)
Kimco Realty Corp., Senior Notes	2.250%	12/1/31	2,510,000		2,251,687
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	2,100,000	GBP	2,683,958
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	310,000		307,486
Prologis LP, Senior Notes	1.250%	10/15/30	1,440,000		1,227,815
Service Properties Trust, Senior Notes	4.500%	6/15/23	990,000		980,001
Simon Property Group LP, Senior Notes	3.500%	9/1/25	1,280,000		1,292,387
WEA Finance LLC, Senior Notes	4.125%	9/20/28	110,000		110,799	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,220,000		1,153,714	(a)
Welltower Inc., Senior Notes	3.850%	6/15/32	2,530,000		2,550,804

TOTAL REAL ESTATE					20,468,989

UTILITIES - 3.0%
Electric Utilities - 2.8%
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.375%	4/23/25	750,000		775,887	(a)
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	2,210,000		2,044,355	(a)
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,240,000		1,367,354

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	29

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electric Utilities - (continued)
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	390,000	$399,368	(a)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	1,000,000	879,560	(a)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	530,000	436,421	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000	1,108,389
Consumers Energy Co., First Mortgage Bonds	2.500%	5/1/60	260,000	198,883
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,260,000	1,497,158
Duke Energy Indiana LLC, First Mortgage Bonds	3.250%	10/1/49	1,120,000	999,471
Duke Energy Ohio Inc., First Mortgage	2.125%	6/1/30	1,390,000	1,264,975
Edison International, Junior Subordinated Notes (5.000% to 3/15/27 then 5 year Treasury Constant Maturity Rate + 3.901%)	5.000%	12/15/26	960,000	903,360	(b)(d)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	2,020,000	1,953,845	(b)(d)
Edison International, Senior Notes	4.950%	4/15/25	1,120,000	1,146,668
EDP Finance BV, Senior Notes	1.710%	1/24/28	490,000	432,993	(a)
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	1,340,000	1,350,807
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	3,300,000	4,076,160
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	360,000	376,391
Florida Power & Light Co., First Mortgage Bonds	3.150%	10/1/49	280,000	262,216
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	370,000	378,130	(a)
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	310,000	319,019
MidAmerican Energy Co., First Mortgage Bonds	3.150%	4/15/50	700,000	645,939
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	3,490,000	3,225,106	(a)
Ohio Edison Co., Senior Notes	6.875%	7/15/36	1,160,000	1,504,508
Oncor Electric Delivery Co. LLC, Senior Secured Notes	3.100%	9/15/49	590,000	543,194
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	2,710,000	2,707,207
Pacific Gas and Electric Co., First Mortgage Bonds	4.250%	8/1/23	1,010,000	1,020,307

See Notes to Schedule of Investments.

30	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electric Utilities - (continued)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	780,000	$702,173
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	1,390,000	1,200,943
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	1,000,000	807,909
Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000	513,577	(a)
Southern California Edison Co., First Mortgage Bonds	2.250%	6/1/30	1,730,000	1,565,982
Southern California Edison Co., First Mortgage Bonds	2.500%	6/1/31	960,000	874,946
Southern California Edison Co., First Mortgage Bonds	4.000%	4/1/47	50,000	48,236
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	800,000	790,381
Southern California Edison Co., First Mortgage Bonds	3.650%	2/1/50	1,230,000	1,143,663
TransAlta Corp., Senior Notes	6.500%	3/15/40	470,000	485,103

Total Electric Utilities				39,950,584

Multi-Utilities - 0.2%
San Diego Gas & Electric Co., First Mortgage Bonds	3.750%	6/1/47	700,000	689,443
San Diego Gas & Electric Co., Senior Secured Notes	1.700%	10/1/30	2,210,000	1,949,614

Total Multi-Utilities				2,639,057

TOTAL UTILITIES				42,589,641

TOTAL CORPORATE BONDS & NOTES (Cost - $1,272,774,632)				1,220,422,329

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.6%
U.S. Government Obligations - 5.6%
U.S. Treasury Bonds	2.000%	11/15/41	4,080,000	3,693,038
U.S. Treasury Bonds	2.375%	2/15/42	110,000	106,133
U.S. Treasury Bonds	1.625%	11/15/50	270,000	221,590
U.S. Treasury Bonds	1.875%	2/15/51	2,290,000	2,003,839
U.S. Treasury Bonds	2.375%	5/15/51	3,330,000	3,267,107
U.S. Treasury Bonds	2.000%	8/15/51	23,600,000	21,299,000
U.S. Treasury Bonds	1.875%	11/15/51	7,870,000	6,905,925
U.S. Treasury Bonds	2.250%	2/15/52	13,310,000	12,769,281
U.S. Treasury Notes	0.125%	5/31/23	380,000	372,318
U.S. Treasury Notes	0.750%	12/31/23	11,610,000	11,311,133
U.S. Treasury Notes	0.875%	1/31/24	7,100,000	6,920,281

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	31

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	0.375%	9/15/24	630,000	$598,648
U.S. Treasury Notes	0.750%	5/31/26	1,310,000	1,218,633
U.S. Treasury Notes	0.750%	8/31/26	1,790,000	1,659,281
U.S. Treasury Notes	1.250%	12/31/26	1,160,000	1,096,155
U.S. Treasury Notes	1.875%	2/28/27	850,000	827,356
U.S. Treasury Notes	1.250%	4/30/28	800,000	745,406
U.S. Treasury Notes	1.250%	6/30/28	150,000	139,564
U.S. Treasury Notes	1.125%	8/31/28	180,000	165,874
U.S. Treasury Notes	1.625%	5/15/31	5,000	4,709
U.S. Treasury Notes	1.875%	2/15/32	5,200,000	4,994,438

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $83,815,335)				80,319,709

SOVEREIGN BONDS - 1.9%
Argentina - 0.3%
Argentine Republic Government International
Bond, Senior Notes	1.000%	7/9/29	313,244	107,778
Argentine Republic Government International
Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	2,415,797	815,356
Argentine Republic Government International
Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	3,894,802	1,192,433
Provincia de Buenos Aires, Senior Notes,
Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	4,672,195	2,007,922	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	804,134	630,682	(a)

Total Argentina				4,754,171

Bermuda - 0.2%
Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	2,400,000	2,208,000	(a)

Chile - 0.1%
Chile Government International Bond, Senior Notes	2.550%	7/27/33	1,310,000	1,195,847
Chile Government International Bond, Senior Notes	3.100%	5/7/41	1,000,000	882,260

Total Chile				2,078,107

Colombia - 0.0%††
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	620,000	563,561

See Notes to Schedule of Investments.

32	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - 0.0%††
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	200,000		$205,447

Israel - 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	800,000		793,241

Mexico - 0.4%
Mexican Bonos, Senior Notes	8.500%	11/18/38	101,170,000	MXN	5,169,652
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	1,200,000		1,112,388

Total Mexico					6,282,040

Panama - 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	2,010,000		1,780,478

Paraguay - 0.1%
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	850,000		863,813	(a)

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	780,000		736,320

Qatar - 0.2%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	1,020,000		1,211,978	(a)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	1,480,000		1,667,333	(a)

Total Qatar					2,879,311

Russia - 0.0%††
Russian Federal Bond - OFZ	6.900%	5/23/29	101,293,000	RUB	62,334	*(i)

Supranational - 0.1%
African Export-Import Bank, Senior Notes	2.634%	5/17/26	1,010,000		942,461	(a)

United Arab Emirates - 0.2%
Abu Dhabi Government International Bond, Senior Notes	1.700%	3/2/31	890,000		813,273	(a)
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	910,000		984,201	(a)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	820,000		752,867	(a)

Total United Arab Emirates					2,550,341

TOTAL SOVEREIGN BONDS (Cost - $31,153,549)					26,699,625

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	33

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONVERTIBLE BONDS & NOTES - 1.3%
FINANCIALS - 1.0%
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
Apollo Commercial Real Estate Finance Inc.,
Senior Notes	4.750%	8/23/22	5,090,000	$5,093,181
Blackstone Mortgage Trust Inc., Senior Notes	4.375%	5/5/22	7,010,000	7,045,047
Blackstone Mortgage Trust Inc., Senior Notes	4.750%	3/15/23	190,000	193,990
Blackstone Mortgage Trust Inc., Senior Notes	5.500%	3/15/27	1,140,000	1,125,750

TOTAL FINANCIALS				13,457,968

HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Dermira Inc., Senior Notes	3.000%	5/15/22	4,508,000	4,547,445

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $17,879,930)				18,005,413

SENIOR LOANS - 0.7%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Carnival Corp., New Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	6/30/25	2,415,095	2,356,529	(b)(j)(k)(l)

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co., Initial Term Loan (3 mo. Term SOFR + 2.500%)	3.301%	6/22/27	1,187,025	1,186,283	(b)(h)(j)(k)

FINANCIALS - 0.1%
Capital Markets - 0.1%
Allspring Buyer LLC, Term Loan (3 mo. USD LIBOR + 3.250%)	4.313%	11/1/28	1,357,000	1,350,005	(b)(j)(k)

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.500% + 1.750%)	2.250%	3/15/28	1,504,800	1,492,107	(b)(j)(k)

INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	1,200,000	1,242,372	(b)(j)(k)
United Airlines Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	970,200	960,430	(b)(j)(k)

TOTAL INDUSTRIALS				2,202,802

See Notes to Schedule of Investments.

34	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	2.207%	9/7/27	1,319,900	$1,308,258	(b)(j)(k)
Schweitzer-Mauduit International Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/20/28	426,775	422,153	(b)(j)(k)

TOTAL MATERIALS				1,730,411

TOTAL SENIOR LOANS (Cost - $10,314,207)				10,318,137

MUNICIPAL BONDS - 0.3%
Alabama - 0.0%††
Alabama State Economic Settlement Authority, BP Settlement Revenue, Series B	3.163%	9/15/25	455,000	456,613

California - 0.2%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	845,347
Regents of the University of California Medical Center Pooled Revenue, Series N	3.006%	5/15/50	1,590,000	1,393,933

Total California				2,239,280

Florida - 0.0%††
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	290,000	307,010

New York - 0.1%
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	900,323

Ohio - 0.0%††
American Municipal Power-Ohio Inc., Revenue, OH, Build America Bonds	7.499%	2/15/50	480,000	692,015

TOTAL MUNICIPAL BONDS (Cost - $4,344,747)				4,595,241

ASSET-BACKED SECURITIES - 0.2%
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	1.680%	11/20/30	1,790,000	1,790,872	(a)(b)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	344,416	335,369	(a)
SoFi Professional Loan Program Trust, 2020-A A2FX	2.540%	5/15/46	1,432,863	1,413,169	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $3,626,359)				3,539,410

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	35

WESTERN ASSET CORPORATE BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE		SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Targa Resources Corp., Non Voting Shares (Cost - $2,688,000)	9.500%		2,560	$2,763,593

		MATURITY DATE	FACE AMOUNT†
COLLATERALIZED MORTGAGE OBLIGATIONS(m) - 0.0%††
Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%) (Cost - $606,411)	1.057%	1/25/36	662,156	632,814	(b)

			SHARES
PREFERRED STOCKS - 0.0%††
FINANCIALS - 0.0%††
Insurance - 0.0%††
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%) (Cost - $391,718)	3.696%		15,675	352,687	(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,427,594,888)				1,367,648,958

SHORT-TERM INVESTMENTS - 6.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $98,645,962)	0.195%		98,645,962	98,645,962	(n)

TOTAL INVESTMENTS - 101.4% (Cost - $1,526,240,850)				1,466,294,920
Liabilities in Excess of Other Assets - (1.4)%				(19,868,738)

TOTAL NET ASSETS - 100.0%				$1,446,426,182

See Notes to Schedule of Investments.

36	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	The coupon payment on this security is currently in default as of March 31, 2022.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of March 31, 2022. The interest rate for fully unfunded term loans is to be determined.

(m)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2022, the total market value of investments in Affiliated Companies was $98,645,962 and the cost was $98,645,962 (Note 2).

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	37

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation
GBP	— British Pound
GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
PJSC	— Private Joint Stock Company
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At March 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	230	6/22	$49,105,585	$48,742,031	$(363,554)
U.S. Treasury 5-Year Notes	2,511	6/22	294,720,401	287,980,313	(6,740,088)
U.S. Treasury Ultra 10-Year Notes	22	6/22	3,076,313	2,980,312	(96,001)
U.S. Treasury Ultra Long- Term Bonds	41	6/22	7,377,198	7,262,125	(115,073)

					(7,314,716)

Contracts to Sell:
U.S. Treasury 10-Year Notes	266	6/22	33,357,237	32,684,750	672,487
U.S. Treasury Long-Term Bonds	425	6/22	65,655,461	63,776,562	1,878,899
United Kingdom Long Gilt Bonds	33	6/22	5,305,168	5,255,375	49,793

					2,601,179

Net unrealized depreciation on open futures contracts					$(4,713,537)

See Notes to Schedule of Investments.

38	Western Asset Corporate Bond Fund 2022 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

At March 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	5,590,000	USD	956,864	Citibank N.A.	4/19/22	$210,964
EUR	8,594,704	USD	9,727,151	Citibank N.A.	4/19/22	(214,012)
MXN	67,770,000	USD	3,233,148	Citibank N.A.	4/19/22	162,788
RUB	128,524,162	USD	1,667,499	Goldman Sachs Group Inc.	4/19/22	(118,217)
USD	599,444	GBP	442,136	Goldman Sachs Group Inc.	4/19/22	18,707
USD	6,231,770	GBP	4,596,199	Goldman Sachs Group Inc.	4/19/22	194,760
GBP	357,769	USD	485,088	JPMorgan Chase & Co.	4/19/22	(15,166)
BRL	3,451,115	USD	594,098	Morgan Stanley & Co. Inc.	4/19/22	126,888
USD	1,661,957	RUB	128,524,162	Morgan Stanley & Co. Inc.	4/19/22	112,674

Total						$479,386

Abbreviation(s) used in this table:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
RUB	— Russian Ruble
USD	— United States Dollar

At March 31, 2022, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2022[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Volkswagen International Finance NV, 0.875%, due 1/16/23)	4,500,000	EUR	12/20/24	0.584%	1.000% quarterly	$56,485	$29,326	$27,159

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2022 Quarterly Report	39

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2022[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Daimler AG, 1.400%, due 1/12/24)	4,500,000	EUR	12/20/24	0.384%	1.000% quarterly	$(83,983)	$(55,949)	$(28,034)

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

40	Western Asset Corporate Bond Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

41

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

42

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$398,709,065	$4,310,900	$403,019,965
Other Corporate Bonds & Notes	—	817,402,364	—	817,402,364
U.S. Government & Agency Obligations	—	80,319,709	—	80,319,709
Sovereign Bonds	—	26,699,625	—	26,699,625
Convertible Bonds & Notes	—	18,005,413	—	18,005,413
Senior Loans:
Energy	—	—	1,186,283	1,186,283
Other Senior Loans	—	9,131,854	—	9,131,854
Municipal Bonds	—	4,595,241	—	4,595,241
Asset-Backed Securities	—	3,539,410	—	3,539,410
Convertible Preferred Stocks	—	2,763,593	—	2,763,593
Collateralized Mortgage Obligations	—	632,814	—	632,814
Preferred Stocks	—	352,687	—	352,687

Total Long-Term Investments	—	1,362,151,775	5,497,183	1,367,648,958

Short-Term Investments†	$98,645,962	—	—	98,645,962

Total Investments	$98,645,962	$1,362,151,775	$5,497,183	$1,466,294,920

Other Financial Instruments:
Futures Contracts††	$2,601,179	—	—	$2,601,179
Forward Foreign Currency Contracts††	—	$826,781	—	826,781
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	56,485	—	56,485

Total Other Financial Instruments	$2,601,179	$883,266	—	$3,484,445

Total	$101,247,141	$1,363,035,041	$5,497,183	$1,469,779,365

43

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$7,314,716	—	—	$7,314,716
Forward Foreign Currency Contracts††	—	$347,395	—	347,395
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	83,983	—	83,983

Total	$7,314,716	$431,378	—	$7,746,094

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2022. The following transactions were effected in such company for the period ended March 31, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$101,823,194	$339,800,372	339,800,372	$342,977,604	342,977,604	—	$9,018	—	$98,645,962

44